Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Trade Accounts Receivable, Net	Trade accounts receivable, net consisted of the following:

	December 31, 2017	December 31, 2016
Trade accounts receivable	1,164	951
Allowance for doubtful accounts	(15)	(12)

Total	1,149	939